Other (Income)/Deductions - Net - Footnotes - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
External incremental costs			$ 152	$ 112
Insurance recoveries			50
Net gains recognized during the period on equity securities			454	586	$ 224
Change in fair value of fair value contingent consideration liabilities				207
Income from resolution of contract disagreement					62
Allogene [Member]
Business Acquisition [Line Items]
Gain from contribution agreement		$ 50		50
ViiV Healthcare Limited [Member]
Business Acquisition [Line Items]
Dividend income			$ 220	253	$ 266
Bain Capital [Member] | Cerevel [Member]
Business Acquisition [Line Items]
Net gains recognized during the period on equity securities	$ 343			343
European Union [Member] | Mylotarg [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Gain from cash settlement of liability				$ 17